Equity (Unrecognized Compensation Expense Related to Stock-Based Compensation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 12
Weighted Average Period	1 year 6 months 13 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	47
Weighted Average Period	1 year 7 months
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 56
Weighted Average Period	1 year 8 months 13 days